DEFERRED INCOME TAXES - Sources of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,069	$ 977
Deferred tax liabilities	(1,245)	(1,520)
Deferred tax liability (asset)	176	543
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,902	1,953
Deferred tax liabilities	(176)	(543)
Tax loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	926	735
Environmental rehabilitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	594	639
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	175	273
Deferred tax liabilities	(1,571)	(1,963)
Post-retirement benefit obligations and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	49	47
Accrued interest payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	40	75
Other working capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23	54
Derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	74	89
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21	41
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (507)	$ (533)